MFS(R) HIGH INCOME FUND

          Supplement to the Current Statement of Additional Information

Effective immediately, Appendix E section is restated as follows:

PART I - APPENDIX E

SHARE OWNERSHIP

Ownership by Trustees and Officers

As of April 30, 2003, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares, not including 3,251,508 Class I shares of the Fund (which represent approximately 32.50% of the outstanding Class I shares of the Fund) owned of record by certain employee benefit plans of MFS of which Messrs. Ballen, Parke and Shames are Trustees.

The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the Trustee, as of December 31, 2002.

         The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. Over $100,000

                                                                                Aggregate Dollar Range of
                                            Dollar Range of Equity              Equity Securities in All MFS
Name of Trustee                             Securities in Fund                  Funds Overseen by Trustees
----------------------------------------------------------------------------------------------------
Interested Trustees

Jeffrey L. Shames                                    N                                  D
John W. Ballen                                       N                                  D
Kevin R. Parke                                       N                                  D

Non-Interested Trustees

Lawrence H. Cohn, M.D.                               N                                  D
William R. Gutow                                     N                                  D
J. Atwood Ives                                       B                                  D
Abby M. O'Neill                                      N                                  D
Lawrence T. Perera                                   A                                  D
William J. Poorvu                                    B                                  D
J. Dale Sherratt                                     N                                  D
Elaine R. Smith                                      C                                  D
Ward Smith                                           N                                  D


                   The date of this supplement is July 7, 2003